Related Party Transactions - Schedule of Other Assets and Liabilities with Related Parties (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Assets	$ 29,323,338	$ 28,032,773
Derivative financial instruments	1,368,957	1,248,775
Other assets	501,797	429,025
LIABILITIES	25,885,778	24,604,016
Derivative financial instruments	1,112,806	1,095,154
Other liabilities	521,795	463,435
Related parties1 [member]
Disclosure of transactions between related parties [line items]
Assets	26,854	23,962
Derivative financial instruments	25,708	21,687
Other assets	1,146	2,275
LIABILITIES	188,057	185,056
Derivative financial instruments	860	1,935
Current accounts and demand deposits	30,466	37,464
Time deposits and saving accounts	145,995	131,409
Other liabilities	$ 10,736	$ 14,248